Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 Segments Region
Disclosure Of Corporate Information [Line Items]
Number of operating segments	9
Number of reportable segments	7
Number of geographical regions | Region	6
Bottom of range [member]
Disclosure Of Corporate Information [Line Items]
Voting rights in associate	20.00%
Top of range [member]
Disclosure Of Corporate Information [Line Items]
Voting rights in associate	50.00%
Voting rights percentage	20.00%
Software and capitalized development cost [member] | Bottom of range [member]
Disclosure Of Corporate Information [Line Items]
Amortisation period	3 years
Software and capitalized development cost [member] | Top of range [member]
Disclosure Of Corporate Information [Line Items]
Amortisation period	5 years